Investment Securities (Reconciliation of Credit Related Impairment Charges ) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of credit-related impairment charges on investments recognized in earnings
Impairment charges on available-for-sale investment securities, after tax	$ 354,000	$ 230,100
Available-for-sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	13,931,000	13,577,000
Sale of other-than-temporarily impaired available-for-sale securities during period	$ (13,931,000)
Impairment charges recognized during period		(354,000)
Balance at the end		$ 13,931,000